Segment, Product and Geographic Information - Segment revenues from major product lines (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment, Product and Geographic Information
Revenues	$ 832,173	$ 906,802	$ 945,428
Display drivers for large-sized applications
Segment, Product and Geographic Information
Revenues	90,665	125,936	175,666
Display drivers for small and medium-sized applications
Segment, Product and Geographic Information
Revenues	575,132	625,390	629,174
Non-driver products
Segment, Product and Geographic Information
Revenues	166,376	155,476	140,588
Driver IC
Segment, Product and Geographic Information
Revenues	665,797	751,326	804,840
Driver IC | Display drivers for large-sized applications
Segment, Product and Geographic Information
Revenues	90,665	125,936	175,666
Driver IC | Display drivers for small and medium-sized applications
Segment, Product and Geographic Information
Revenues	575,132	625,390	629,174
Driver IC | Non-driver products
Segment, Product and Geographic Information
Revenues	0	0	0
Non-driver products
Segment, Product and Geographic Information
Revenues	166,376	155,476	140,588
Non-driver products | Display drivers for large-sized applications
Segment, Product and Geographic Information
Revenues	0	0	0
Non-driver products | Display drivers for small and medium-sized applications
Segment, Product and Geographic Information
Revenues	0	0	0
Non-driver products | Non-driver products
Segment, Product and Geographic Information
Revenues	$ 166,376	$ 155,476	$ 140,588